Note 12 - Accrued Interest Payable and Other Liabilities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
12.	ACCRUED INTEREST PAYABLE AND OTHER LIABILITIES

The components of accrued interest payable and other liabilities are as follows at
December 31:

	2018	2017
(Dollar amounts in thousands)
Accrued interest payable	$744	$578
Accrued directors' benefits	1,346	1,427
Accrued salary expense	1,058	956
Other	1,692	1,546

Total	$4,840	$4,507